Non-controlling Interests and Redeemable non-controlling Interest (Tables)	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Net Loss Attributable to Non-controlling Interests
Net loss attributable to non-controlling interests for the years ended December 31 consists of the following:

	2017	2016
HLBV and other adjustments attributable to:
Non-controlling interest -Class A partnership units	$(39,850)	$(26,941)
Non-controlling interest -redeemable Class A partnership units	(10,358)	(3,767)
Other net earnings attributable to non-controlling interests	2,438	1,424
Net effect of non-controlling interests	$(47,770)	$(29,284)

Changes in Redeemable Non-Controlling Interest
Changes in redeemable non-controlling interest are as follows:

	2017	2016
Opening balance	$21,922	$18,606
Net loss attributable to redeemable non-controlling interest	(10,356)	(3,769)
Contributions from redeemable non-controlling interests (note 3(f))	31,105	7,826
Dividends declared and distributions to redeemable non-controlling interest	(1,118)	(741)
Closing balance	$41,553	$21,922